Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Thrivent ETF Trust
Entity Central Index Key	0001896670
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000234286
Shareholder Report [Line Items]
Fund Name	Thrivent Small-Mid Cap Equity ETF
Class Name	Thrivent Small-Mid Cap Equity ETF
Trading Symbol	TSME
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Small-Mid Cap Equity ETF (the Fund) for the six months ended March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.thriventetfs.com/prospectus. You can also request this information by contacting us at 800-847-4836.
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventetfs.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

ETF	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Fund	$31	0.65%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.65%	[1]
AssetsNet	$ 289,649,066
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 850,227
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$289,649,066	70	46%	$850,227

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	99.0%
Short-Term Investments	1.0%

Major Market Sectors (% of Net Assets)

Industrials	23.5%
Information Technology	15.3%
Financials	15.0%
Consumer Discretionary	14.8%
Health Care	9.0%
Materials	8.7%
Consumer Staples	4.7%
Real Estate	3.3%
Utilities	3.2%
Energy	1.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Kyndryl Holdings, Inc.	3.0%
FTAI Aviation Ltd.	2.3%
Labcorp Holdings, Inc.	2.3%
OneMain Holdings, Inc.	2.0%
Bel Fuse, Inc., Class B	2.0%
Limbach Holdings, Inc.	1.9%
U.S. Foods Holding Corp.	1.9%
STERIS PLC	1.9%
NVR, Inc.	1.8%
Group 1 Automotive, Inc.	1.8%

C000256748
Shareholder Report [Line Items]
Fund Name	Thrivent Core Plus Bond ETF
Class Name	Thrivent Core Plus Bond ETF
Trading Symbol	TCPB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Core Plus Bond ETF (the Fund) for the six months ended March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.thriventetfs.com/prospectus. You can also request this information by contacting us at 800-847-4836.
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventetfs.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

ETF	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Fund	$4	0.39%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.39%	[2]
AssetsNet	$ 25,322,442
Holdings Count | Holding	183
Advisory Fees Paid, Amount	$ 10,062
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$25,322,442	183	17%	$10,062

Holdings [Text Block]

Major Market Sectors (% of Net Assets)

U.S. Government & Agencies	29.6%
Mortgage-Backed Securities	21.7%
Financials	13.7%
Asset-Backed Securities	7.4%
Consumer Discretionary	4.6%
Collateralized Mortgage Obligations	4.4%
Utilities	3.2%
Consumer Staples	3.2%
Communication Services	2.8%
Industrials	2.4%

Portfolio Composition (% of Portfolio)

Value	Value
Corporate Bonds	33.4%
U.S. Treasury Obligations	28.4%
Agency Mortgage-Backed Securities	16.8%
Non-Agency Asset-Backed Securities	7.2%
Short-Term Investments	4.7%
Non-Agency Collateralized Mortgage Obligations	4.2%
Agency Commercial Mortgage-Backed Securities	4.0%
Non-Agency Commercial Mortgage-Backed Securities	1.3%

Credit Quality Explanation [Text Block]	Bond quality ratings are obtained from Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Services ("S&P"). If Moody's and S&P have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent Moody's ratings.
Credit Ratings Selection [Text Block]

Bond Quality Ratings (% of Net Assets)

Value	Value
NR	6.5%
B	0.6%
BA	5.7%
BAA	21.0%
A	9.9%
AA	22.5%
AAA	3.9%
U.S. Gov't Guaranteed	29.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes, 4.250%, 01/31/30	4.8%
Federal Home Loan Mortgage Corp., 5.500%, 07/01/53	4.8%
Federal National Mortgage Association, 6.000%, 09/01/54	4.7%
U.S. Treasury Bonds, 3.000%, 08/15/48	4.0%
U.S. Treasury Notes, 4.125%, 01/31/27	3.6%
Federal Home Loan Mortgage Corp., 5.000%, 11/01/52	3.0%
Federal National Mortgage Association, 4.000%, 06/01/53	3.0%
U.S. Treasury Notes, 4.250%, 02/15/28	3.0%
U.S. Treasury Bonds, 4.500%, 11/15/54	2.9%
U.S. Treasury Bonds, 4.625%, 11/15/44	2.7%

C000256749
Shareholder Report [Line Items]
Fund Name	Thrivent Ultra Short Bond ETF
Class Name	Thrivent Ultra Short Bond ETF
Trading Symbol	TUSB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Ultra Short Bond ETF (the Fund) for the six months ended March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.thriventetfs.com/prospectus. You can also request this information by contacting us at 800-847-4836.
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventetfs.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

ETF	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Fund	$2	0.20%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.20%	[3]
AssetsNet	$ 26,309,914
Holdings Count | Holding	152
Advisory Fees Paid, Amount	$ 5,297
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$26,309,914	152	3%	$5,297

Holdings [Text Block]

Major Market Sectors (% of Net Assets)

Financials	31.3%
Asset-Backed Securities	27.0%
U.S. Government & Agencies	9.5%
Consumer Discretionary	8.2%
Consumer Staples	6.6%
Communication Services	3.4%
Industrials	2.7%
Utilities	2.3%
Commercial Mortgage-Backed Securities	1.8%
Basic Materials	1.7%

Portfolio Composition (% of Portfolio)

Value	Value
Corporate Bonds	58.9%
Non-Agency Asset-Backed Securities	26.9%
U.S. Treasury Obligations	9.4%
Non-Agency Commercial Mortgage-Backed Securities	1.8%
Short-Term Investments	1.7%
Non-Agency Collateralized Mortgage Obligations	1.3%

Credit Quality Explanation [Text Block]	Bond quality ratings are obtained from Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Services ("S&P"). If Moody's and S&P have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent Moody's ratings.
Credit Ratings Selection [Text Block]

Bond Quality Ratings (% of Net Assets)

Value	Value
NR	3.0%
BA	4.2%
BAA	31.1%
A	23.3%
AA	5.4%
AAA	23.5%
U.S. Gov't Guaranteed	9.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes, 5.000%, 08/31/25	9.5%
Bank of America Corp., 5.371%, 01/24/31	1.9%
Citigroup, Inc., 5.228%, 03/04/29	1.5%
Ford Motor Credit Co. LLC, 6.950%, 03/06/26	1.2%
Cooperatieve Rabobank UA, 5.247%, 10/17/29	1.1%
JPMorgan Chase & Co., 5.153%, 01/24/29	1.1%
UBS Group AG, 1.305%, 02/02/27	1.1%
Societe Generale SA, 5.764%, 04/13/29	1.0%
Santander Bank Auto Credit-Linked Notes, Class B, 4.965%, 01/18/33	1.0%
Chevron USA, Inc., 4.718%, 02/26/27	1.0%

[1]	Computed on an annualized basis for periods less than one year.
[2]	Computed on an annualized basis for periods less than one year.
[3]	Computed on an annualized basis for periods less than one year.